Janus Henderson Global Allocation Fund - Growth

Schedule of Investments (unaudited)

September 30, 2021

Shares		Value
Investment Companies£– 100.0%
Equity Funds – 82.7%
Janus Henderson Adaptive Global Allocation Fund - Class N Shares	1,196,671	$14,192,367
Janus Henderson Asia Equity Fund - Class N Shares	625,166	8,020,416
Janus Henderson Contrarian Fund - Class N Shares	583,847	18,390,908
Janus Henderson Emerging Markets Fund - Class N Shares	2,242,453	26,393,050
Janus Henderson Enterprise Fund - Class N Shares	116,193	20,452,022
Janus Henderson European Focus Fund - Class N Shares	77,079	3,387,541
Janus Henderson Forty Fund - Class N Shares	302,739	17,976,217
Janus Henderson Global Equity Income Fund - Class N Shares	1,248,362	8,176,569
Janus Henderson Global Real Estate Fund - Class N Shares	681,282	10,055,521
Janus Henderson Global Research Fund - Class N Shares	80,027	8,722,782
Janus Henderson Global Select Fund - Class N Shares	517,060	10,154,932
Janus Henderson International Managed Volatility Fund - Class N Shares	1,278,120	12,001,183
Janus Henderson Overseas Fund - Class N Shares	344,700	14,970,218
Janus Henderson Small-Mid Cap Value Fund - Class N Shares	1,144,472	15,518,764
Janus Henderson Triton Fund - Class N Shares	466,210	18,872,008
Janus Henderson U.S. Managed Volatility Fund - Class N Shares	1,247,969	15,998,666
		223,283,164
Fixed Income Funds – 17.3%
Janus Henderson Flexible Bond Fund - Class N Shares	447,500	4,980,656
Janus Henderson Global Bond Fund - Class N Shares	2,738,761	27,223,030
Janus Henderson Multi-Sector Income Fund - Class N Shares	1,187,557	12,003,801
Janus Henderson Short-Term Bond Fund - Class N Shares	804,446	2,469,650
		46,677,137
Total Investments (total cost $220,977,232) – 100.0%		269,960,301
Cash, Receivables and Other Assets, net of Liabilities – 0%		2,342
Net Assets – 100%		$269,962,643

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income(1)	Realized Gain/(Loss)(1)	Capital Gain Distributions from Underlying Funds(1)	Change in Unrealized Appreciation/ Depreciation(1)	Value at 9/30/21
Investment Companies - 100.0%
Equity Funds - 82.7%
Janus Henderson Adaptive Global Allocation Fund - Class N Shares	$-	$13,097	$-	$(122,132)	$14,192,367
Janus Henderson Asia Equity Fund - Class N Shares	-	(8,164)	-	(910,086)	8,020,416
Janus Henderson Contrarian Fund - Class N Shares	-	585,213	-	(695,921)	18,390,908
Janus Henderson Emerging Markets Fund - Class N Shares	-	23,434	-	(2,951,960)	26,393,050
Janus Henderson Enterprise Fund - Class N Shares	-	377,157	-	(166,824)	20,452,022
Janus Henderson European Focus Fund - Class N Shares	-	102,271	-	(75,858)	3,387,541
Janus Henderson Forty Fund - Class N Shares	-	799,574	-	(426,937)	17,976,217
Janus Henderson Global Equity Income Fund - Class N Shares	138,848	(12,077)	-	(339,632)	8,176,569
Janus Henderson Global Real Estate Fund - Class N Shares	53,084	252,600	-	(332,533)	10,055,521
Janus Henderson Global Research Fund - Class N Shares	-	971,445	-	(1,014,512)	8,722,782
Janus Henderson Global Select Fund - Class N Shares	-	231,258	-	(393,571)	10,154,932
Janus Henderson International Managed Volatility Fund - Class N Shares	-	27,715	-	(154,327)	12,001,183
Janus Henderson Overseas Fund - Class N Shares	-	315,510	-	(570,234)	14,970,218
Janus Henderson Small-Mid Cap Value Fund - Class N Shares	-	(4,015)	-	(598,333)	15,518,764
Janus Henderson Triton Fund - Class N Shares	-	658,638	-	(1,096,076)	18,872,008
Janus Henderson U.S. Managed Volatility Fund - Class N Shares	-	417,494	-	(223,145)	15,998,666
Total Equity Funds	$191,932	$4,751,150	$-	$(10,072,081)	$223,283,164
Fixed Income Funds - 17.3%
Janus Henderson Flexible Bond Fund - Class N Shares	25,186	1,348	-	(20,119)	4,980,656
Janus Henderson Global Bond Fund - Class N Shares	95,497	586	-	(392,310)	27,223,030
Janus Henderson Multi-Sector Income Fund - Class N Shares	101,531	3,829	-	(36,209)	12,003,801
Janus Henderson Short-Term Bond Fund - Class N Shares	6,158	-	-	-	2,469,650
Total Fixed Income Funds	$228,372	$5,763	$-	$(448,638)	$46,677,137
Total Affiliated Investments - 100.0%	$420,304	$4,756,913	$-	$(10,520,719)	$269,960,301

(1) For securities that were affiliated for a portion of the period ended September 30, 2021, this column reflects amounts for the entire period ended September 30, 2021 and not just the period in which the security was affiliated.

	Value at 6/30/21	Purchases	Sales Proceeds	Value at 9/30/21
Investment Companies - 100.0%
Equity Funds - 82.7%
Janus Henderson Adaptive Global Allocation Fund - Class N Shares	14,350,204	97,260	(146,062)	14,192,367
Janus Henderson Asia Equity Fund - Class N Shares	8,488,580	533,821	(83,735)	8,020,416
Janus Henderson Contrarian Fund - Class N Shares	20,073,819	99,008	(1,671,211)	18,390,908
Janus Henderson Emerging Markets Fund - Class N Shares	27,672,452	1,927,585	(278,461)	26,393,050
Janus Henderson Enterprise Fund - Class N Shares	22,239,287	109,871	(2,107,469)	20,452,022
Janus Henderson European Focus Fund - Class N Shares	4,144,915	19,003	(802,790)	3,387,541
Janus Henderson Forty Fund - Class N Shares	20,013,791	99,511	(2,509,722)	17,976,217
Janus Henderson Global Equity Income Fund - Class N Shares	9,287,138	183,273	(942,133)	8,176,569
Janus Henderson Global Real Estate Fund - Class N Shares	11,664,707	108,905	(1,638,158)	10,055,521
Janus Henderson Global Research Fund - Class N Shares	10,449,600	48,032	(1,731,783)	8,722,782
Janus Henderson Global Select Fund - Class N Shares	11,112,246	54,472	(849,473)	10,154,932
Janus Henderson International Managed Volatility Fund - Class N Shares	11,101,760	1,150,267	(124,232)	12,001,183
Janus Henderson Overseas Fund - Class N Shares	16,096,329	79,094	(950,481)	14,970,218
Janus Henderson Small-Mid Cap Value Fund - Class N Shares	15,965,735	315,525	(160,148)	15,518,764
Janus Henderson Triton Fund - Class N Shares	22,016,638	101,618	(2,808,810)	18,872,008
Janus Henderson U.S. Managed Volatility Fund - Class N Shares	17,118,303	87,685	(1,401,671)	15,998,666
Fixed Income Funds - 17.3%
Janus Henderson Flexible Bond Fund - Class N Shares	3,894,244	1,153,398	(48,215)	4,980,656
Janus Henderson Global Bond Fund - Class N Shares	21,631,144	6,250,367	(266,757)	27,223,030
Janus Henderson Multi-Sector Income Fund - Class N Shares	9,215,278	2,935,933	(115,030)	12,003,801
Janus Henderson Short-Term Bond Fund - Class N Shares	-	2,488,788	(19,138)	2,469,650

Notes to Schedule of Investments (unaudited)

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2021.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Investment Companies
Equity Funds	$223,283,164	$-	$-
Fixed Income Funds	46,677,137	-	-
Total Assets	$269,960,301	$-	$-

Investment Valuation

The Fund’s net asset value (“NAV”) is calculated based upon the NAV of each of the underlying funds in which the Fund invests on the day of valuation. The NAV for each class of the underlying funds is computed by dividing the total value of securities and other assets allocated to the class, less liabilities allocated to that class, by the total number of shares outstanding for the class.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The Fund classifies each of its investments in underlying funds as Level 1, without consideration as to the classification level of the specific investments held by the underlying funds. There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2021 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-25-70268 11-21